INCOME TAXES (Details 2) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Non-capital losses carried forward	$ 4,702,681	$ 4,453,360
Property, plant and equipment	1,651,542	606,812
Investments	553,015	0
Share issuance costs	0	120,817
Deferred tax liabilities
Inventory	(6,074,373)	(5,180,989)
Biological assets	(2,265,865)	0
Net deferred tax liability	$ (1,433,000)	$ 0